Meridian Small Cap Growth Fund
FUND SUMMARY MERIDIAN SMALL CAP GROWTH FUND
Investment Objective
The MERIDIAN SMALL CAP GROWTH FUND seeks long-term growth of capital by investing primarily in equity securities of small capitalization companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Meridian Small Cap Growth Fund} - Meridian Small Cap Growth Fund	Class A Shares	Class C Shares
Maximum Sales Charge (Load) on Purchases	5.75%	none
Maximum Deferred Sales Charge (Load)	none	1.00%
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses {- Meridian Small Cap Growth Fund} - Meridian Small Cap Growth Fund		Class A Shares	Class C Shares
Management Fees		1.00%	1.00%
Distribution (Rule 12b-1) Fees		0.25%	1.00%
Acquired Fund Fees and Expenses		0.06%	0.06%
Other Expenses		0.33%	1.74%
Shareholder Servicing Fee	[1]	0.05%	0.05%
Other		0.28%	1.69%
Total Annual Fund Operating Expenses		1.64%	3.80%
Fee Waivers and/or Expense Reimbursements			(1.49%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2],[3]	1.64%	2.31%
[1]	The Fund may pay up to 0.05% for the provision of shareholder services for Class A and Class C shares. This limitation may not be amended or withdrawn until one year after the date of this prospectus.
[2]	For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided that the Fund is able to effect such reimbursement and maintain the expense limitation in effect at the time of the waiver.
[3]	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Small Cap Growth Fund so that the ratio of expenses to average net assets of the Meridian Small Cap Growth Fund (excluding acquired fund fees) does not exceed 1.60% for Class A and 2.25% for Class C. These expense limitations may not be amended or withdrawn until October 30, 2016.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A shares or Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Meridian Small Cap Growth Fund} - Meridian Small Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	732	1,063	1,415	2,407
Class C Shares	334	1,024	1,833	3,942

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption {- Meridian Small Cap Growth Fund} - Meridian Small Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	732	1,063	1,415	2,407
Class C Shares	234	1,024	1,833	3,942

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2014, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in equity securities (including common stocks, preferred stocks and securities convertible into common and preferred stocks) of U.S. small capitalization companies. In the view of the Investment Adviser, small capitalization companies are defined as companies whose total market capitalization falls within the range of companies included in the Russell 2000® Growth Index or the S&P SmallCap 600® Index at the time of purchase. Both indices are broad indices of small capitalization stocks. As of September 30, 2014, the market capitalization of the companies in these indices ranged from approximately $50 million to $4.8 billion. The Fund may also invest up to 20% of its net assets in securities of companies of any market capitalization.

The portfolio managers apply a “bottom up” fundamental research process in selecting investments. In other words, the portfolio managers analyze individual companies to determine if a company presents an attractive investment opportunity and if it is consistent with the Fund’s investment strategies and policies.
Principal Investment Risks
There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital by investing primarily in equity securities of small capitalization companies. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.

Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions and market liquidity.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

Growth Securities Risk — Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Small Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.
Performance
The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Class A shares from year-to-year. Performance information for the Class C shares of the Fund is not shown because such class had not commenced operations as of the date of this Prospectus. Prior to July 1, 2015, the Class A shares were known as Advisor Class shares. The performance of the Class C shares would have differed from the Class A shares only to the extent that the Class C shares have higher expenses than the Class A shares, which would have resulted in lower performance.

The Fund’s Benchmark is the Russell 2000® Growth Index. Updated performance information for the Fund may be obtained by visiting www.meridianfund.com or by calling 1-800-446-6662.
Year-by-Year Total Returns as of 12/31

During the period covered by this bar chart, the Fund’s Class A shares highest quarterly return was 12.88% (for the quarter ended December 31, 2014); and the lowest quarterly return was –4.56% (for the quarter ended September 30, 2014). For the period January 1, 2014 through December 31, 2014, the total return of the Fund’s Class A shares was 19.90%.
Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Total Returns {- Meridian Small Cap Growth Fund} - Meridian Small Cap Growth Fund	1 Year	Life of Class	Inception Date
Class A Shares	12.98%	17.32%	Dec. 16, 2013
Class A Shares | Return After Taxes on Distributions	11.77%	16.11%	Dec. 16, 2013
Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares	7.33%	12.64%	Dec. 16, 2013
Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)	7.05%	11.01%	Dec. 16, 2013
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	4.89%	8.72%	Dec. 16, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.